Document And Entity Information	12 Months Ended
Nov. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	Intelligent Group Limited
Trading Symbol	INTJ
Document Type	20-F
Current Fiscal Year End Date	--11-30
Entity Common Stock, Shares Outstanding	11,250,000
Amendment Flag	false
Entity Central Index Key	0001916416
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Nov. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-272136
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 2803, Level 28, Admiralty Centre
Entity Address, Address Line Two	Tower 1, 18 Harcourt Road
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares, par value US$0.00001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, New York
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Contact Personnel Name	Wai Lau
Entity Address, Address Line One	Unit 2803, Level 28, Admiralty Centre
Entity Address, Address Line Two	Tower 1, 18 Harcourt Road
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
City Area Code	(852)
Local Phone Number	3618 8460
Entity Address, Postal Zip Code	00000